Acquisition, Restructuring and Management Fee Costs	9 Months Ended	12 Months Ended
	Sep. 26, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Acquisition, Restructuring and Management Fee Cost
15.	ACQUISITION, RESTRUCTURING AND MANAGEMENT FEE COSTS
The following table summarizes total acquisition, restructuring and management fee costs:

	For the thirteen weeks ended		For the thirty-nine weeks ended
	September 26,	September 27,	September 26,	September 27,
	2021	2020	2021	2020
Acquisitions (1)	$204	$137	$3,415	$1,301
Restructuring (2)	140	955	1,265	4,323
Management fees (3)	23,274	894	25,813	2,665
Earn out adjustment (4)	—	—	17,173	—

Total acquisition, restructuring and management fees	$23,618	$1,986	$47,666	$8,289

(1)	Includes professional fees for legal, accounting, consulting, administrative, and other professional services directly attributable to potential acquisitions.
(2)	Includes costs incurred as part of the restructuring of operations including professional and consulting services.
(3)
Includes acquisition costs and management fees paid to Sentinel Capital Partners, including a fee of $23,275 paid in the 13-week period ended September 26, 2021 upon the closing of the Business Combination.

(4)	A fair value adjustment to the contingent consideration payable from the Simpson acquisition.

14.	ACQUISITION, RESTRUCTURING AND MANAGEMENT FEE COSTS
During the year ended December 31, 2020 the Company incurred $15,832 of acquisition, restructuring and management fee costs comprised of the following: (1) $4,434 of professional fees for legal, accounting, consulting, administrative, and other professional services directly attributable to potential acquisitions; (2) $5,309 incurred as part of the restructuring of operations including professional and consulting services; and (3) $6,089 of acquisition costs and management fees paid to Sentinel Capital Partners, a related party.
During the year ended December 31, 2019 the Company incurred $8,604 of acquisition, restructuring and management fee costs comprised of the following: (1) $1,404 of professional fees for legal, accounting, consulting, administrative, and other professional services directly attributable to potential acquisitions; (2) $3,538 incurred as part of the restructuring of operations including professional and consulting services; and (3) $3,662 of acquisition costs and management fees paid to Sentinel Capital Partners, a related party.
During the year ended December 31, 2018 the Company incurred $22,022 of acquisition, restructuring and management fee costs comprised of the following: (1) $7,933 of professional fees for legal, accounting, consulting, administrative, and other professional services directly attributable to potential acquisitions; (2) $1,220 incurred as part of the restructuring of operations including professional and consulting services; and (3) $12,869 of acquisition costs and management fees paid to Sentinel Capital Partners, a related party.